Certain Transactions - Other Transactions - Additional Information (Detail) - USD ($) $ in Millions				1 Months Ended					3 Months Ended							12 Months Ended
	Jan. 11, 2026	Jul. 31, 2024	Nov. 09, 2023	Jan. 31, 2026	Jan. 31, 2024	Oct. 31, 2021	Dec. 31, 2016	Nov. 30, 2013	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 28, 2024	Oct. 03, 2023	Sep. 29, 2023
Noncash or Part Noncash Acquisitions [Line Items]
Other commitment																					$ 150
Reimbursement of research and development expenses incurred																		$ 100
Sanofi [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment									$ 250
Sanofi [Member] | Collaborative Arrangement [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Upfront payment																$ 500		500
Milestone payment receivable																						$ 500
Development and launch milestone payment receivable																						$ 500
Biolojic Design Ltd [Member] | Collaborative Arrangement [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Additional development and milestone payments receivable									500							500
Biolojic Design Ltd [Member] | Research Development Expense [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment					$ 10					$ 5
Royalty Pharma [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Collaborative agreement milestone payments	$ 500		$ 100
Milestone payment percentage cap	130.00%
Phase 3 funding option amount	$ 425
Phase 2b funding option amount	$ 75
Term of royalty payment			5 years
Royalty Pharma [Member] | Research Development Expense [Member] | Collaborative Arrangement [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Reimbursement of research and development expenses incurred																	$ 100
Takeda [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Upfront payment							$ 30
Milestone payment							$ 20							$ 25
Teva's API business [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax																8
Abingworth [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Increase in development funding commitment				$ 50
Abingworth [Member] | Research Development Expense [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Reimbursement of research and development expenses incurred																98	42
Teva [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Cost of the investment																							$ 40
Alvotech [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment									20									$ 124	$ 124	$ 124
Collaborative agreement milestone payments									$ 345
Proceeds from available for sale debt securities		$ 44
Alvotech [Member] | Research Development Expense [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment											$ 5						124
mAbxience [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Collaborative agreement milestone payments																291
mAbxience [Member] | Research Development Expense [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment																$ 29
Aggregate upfront and milestone payments											$ 15						$ 20
MedinCell [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment													$ 3
Collaborative agreement milestone payments								$ 105				$ 112
MedinCell [Member] | Research Development Expense [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment													$ 5
MODAG [Member]
Noncash or Part Noncash Acquisitions [Line Items]
License agreement potential aggregate milestone payments amount						$ 20
MODAG [Member] | Research Development Expense [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Milestone payment															$ 10
Milestone Payment To Be Paid										$ 10